Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Beginning Balance	$ 142,690	$ 125,750
Goodwill related to acquisitions	(2,983)	19,392
Foreign currency effects on Goodwill	(1,395)	(2,452)
Ending Balance	$ 138,312	$ 142,690